Fees Summary	Jun. 25, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 28,015,000
Previously Paid Amount	0
Total Fee Amount	3,868.87
Total Offset Amount	0
Net Fee	$ 3,868.87